Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2011 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Net sales				$ 3,480,117	$ 3,186,446	$ 3,321,885	$ 89,016
Equity in income (loss) of subsidiary	33,730	(252,308)	5,353
Operating costs and expenses:
Cost of sales				2,279,177	2,374,357	2,261,204	70,753
Selling, general and administrative				502,275	517,903	461,149	63,571
Research and development				126,431	112,904	121,718	5,277
Amortization of purchased intangible assets				174,887	171,229	175,676	3,119
Restructuring costs, net				22,104	18,715	22,993	9
Asset impairments				45,529	126,057	40,907
Total operating costs and expenses				3,150,403	3,321,165	3,083,647	142,729
Operating income (loss)				329,714	(134,719)	238,238	(53,713)
Other expense, net	44			(48,037)	(12,924)	(15,379)	(41,421)
Interest expense	(22,511)			(208,599)	(187,733)	(188,974)	(76,091)
Interest income				3,107	3,741	3,417	85
Income (loss) before income taxes	11,263	(252,308)	5,353	76,185	(331,635)	37,302	(171,140)
Income tax (expense) benefit	8,133			(56,789)	79,327	(31,949)	31,086
Net income (loss)	19,396	(252,308)	5,353	19,396	(252,308)	5,353	(140,054)
Earnings (loss) per share:
Basic				$ 0.12	$ (1.63)	$ 0.03	$ (1.47)
Diluted				$ 0.12	$ (1.63)	$ 0.03	$ (1.47)
Weighted average shares outstanding:
Basic				160,641	154,400	154,708	95,530
Diluted				164,013	154,400	155,517	95,530
Comprehensive income (loss):
Net income (loss)	19,396	(252,308)	5,353	19,396	(252,308)	5,353	(140,054)
Other comprehensive income (loss), net of tax:
Foreign currency gain (loss)				(4,848)	(19,812)	(4,379)	(1,779)
Equity in comprehensive income (loss) of subsidiary	(9,630)	(26,364)	9,718
Defined benefit plans:
Change in unrecognized actuarial gain (loss)				(1,469)	(20,902)	1,813	19
Change in unrecognized net prior service credit (cost)				(3,313)	14,350	12,284	(54)
Net current period other comprehensive loss	(9,630)	(26,364)	9,718	(9,630)	(26,364)	9,718	(1,814)
Total Comprehensive income (loss)	$ 9,766	$ (278,672)	$ 15,071	$ 9,766	$ (278,672)	$ 15,071	$ (141,868)